Other Receivables (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Other Receivables and Prepayments [Abstract]
Advances to suppliers		$ 339,701	$ 181,472
VAT recoverable	[1]	3,033,065	1,662,805
Others		5,048,189	485,152
Other receivables		$ 2,376,745	$ 2,287,934

[1]	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future. During the years ended December 31, 2017 and 2016, the Group purchased a large amount of WiFi equipment for deployments, which generated related input VAT approved by tax authority.